EMPLOYEE BENEFITS - Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Post-Employment benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	11.34%	13.27%
Inflation rate	2.96%	3.00%
Salary growth rate	3.80%	3.58%
Pension growth rate	3.00%	3.00%
Long-Term Benefits
Disclosure of defined benefit plans [line items]
Discount interest rate	11.40%	13.72%
Inflation rate	3.00%	3.00%
Salary growth rate	4.27%	4.00%